UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2013
                                                ----------------------------

Check here if Amendment [  ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      CHARTER OAK PARTNERS MANAGEMENT, L.P.
           --------------------------------------------------
Address:   10 WRIGHT STREET
           --------------------------------------------------
           WESTPORT, CT 06880
           --------------------------------------------------

Form 13F File Number:  028-13963
                      ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      JERROLD N. FINE
           --------------------------------------------------
Title:     MANAGING MEMBER OF THE GENERAL PARTNER
           --------------------------------------------------
Phone:     203-226-7591
           --------------------------------------------------

Signature, Place, and Date of Signing:

         /s/ Jerrold N. Fine              Westport, CT             5/15/2013
       ------------------------   ------------------------------  ----------
             [Signature]                  [City, State]             [Date]


The 13F reports relating to the securities holdings of Charter Oak Partners and its affiliated funds prior to January 1, 2010 can be found under the name "Charter Oak Partners/CT", 13F File Number 028-01685.




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Report Type (Check only one.):

[ x ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the
        holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)















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                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                         2
                                               -------------

Form 13F Information Table Entry Total:                   34
                                               -------------

Form 13F Information Table Value Total:            131,365
                                               -------------
                                               (in thousands)




Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


     No.   Form 13F File Number              Name


     1.        028-12871                  CHARTER OAK MANAGEMENT GP LLC

     2.        028-13964                  FINE PARTNERS, L.P.







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DOC ID - 19248005.6
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                                                  Form 13F INFORMATION TABLE


           COLUMN 1                COLUMN 2      COLUMN 3   COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7         COLUMN 8
------------------------------ ---------------- ---------- --------- ------- --- ----- ----------- --------- -----------------------
                                                             VALUE   SHRS OR SH/  PUT/  INVESTMENT   OTHER      VOTING AUTHORITY
       NAME  OF  ISSUER        TITLE  OF  CLASS    CUSIP    (x$1000) PRN AMT PRN  CALL  DISCRETION  MANAGERS   SOLE  SHARED  NONE
------------------------------ ---------------- ---------- --------- ------- --- ----- ----------- ---------  ------ ------ ------

AMARIN CORP PLC                SPONS ADR NEW     023111206     741  100,000  SH          DEFINED      1, 2    100,000

AMERICAN AXLE & MFG HLDGS IN        COM          024061103     921   67,478  SH          DEFINED      1, 2     67,478

CENTURYLINK INC                     COM          156700106   1,581   44,997  SH          DEFINED      1, 2     44,997

DISCOVERY LABORATORIES INC N      COM NEW        254668403     289  126,287  SH          DEFINED      1, 2    126,287

DST SYS INC DEL                     COM          233326107   2,220   31,153  SH          DEFINED      1, 2     31,153

EVEREST RE GROUP LTD                COM          G3223R108  20,206  155,600  SH          DEFINED      1, 2    155,600

EXPRESS SCRIPTS HLDG CO             COM          30219G108   5,762  100,000  SH          DEFINED      1, 2    100,000

FEDEX CORP                          COM          31428X106   2,062   21,000  SH          DEFINED      1, 2     21,000

GREAT LAKES DREDGE & DOCK CO        COM          390607109     673  100,000  SH          DEFINED      1, 2    100,000

HERTZ GLOBAL HOLDINGS INC           COM          42805T105   6,428  288,759  SH          DEFINED      1, 2    288,759

HOLOGIC INC                         COM          436440101   6,100  269,909  SH          DEFINED      1, 2    269,909

JABIL CIRCUIT INC                   COM          466313103   1,148   62,095  SH          DEFINED      1, 2     62,095

KOHLS CORP                          COM          500255104   2,491   53,991  SH          DEFINED      1, 2     53,991

MARTEN TRANS LTD                    COM          573075108   3,762  186,868  SH          DEFINED      1, 2    186,868

MEDTRONIC INC                       COM          585055106   3,892   82,882  SH          DEFINED      1, 2     82,882

METLIFE INC                         COM          59156R108   8,411  221,215  SH          DEFINED      1, 2    221,215

MICROSOFT CORP                      COM          594918104   5,259  183,850  SH          DEFINED      1, 2    183,850

MONDELEZ INTL INC                   CL A         609207105   1,653   53,987  SH          DEFINED      1, 2     53,987

MYLAN INC                           COM          628530107   7,626  263,379  SH          DEFINED      1, 2    263,379

MYR GROUP INC DEL                   COM          55405W104   3,647  148,500  SH          DEFINED      1, 2    148,500

NCR CORP NEW                        COM          62886E108   3,034  110,095  SH          DEFINED      1, 2    110,095

NORTHWEST NAT GAS CO                COM          667655104   1,526   34,832  SH          DEFINED      1, 2     34,832

NUANCE COMMUNICATIONS INC           COM          67020Y100   1,357   67,262  SH          DEFINED      1, 2     67,262

OCCIDENTAL PETE CORP DEL            COM          674599105  13,871  176,988  SH          DEFINED      1, 2    176,988

OSI SYSTEMS INC                     COM          671044105   1,246   20,000  SH          DEFINED      1, 2     20,000

PROSHARES TR                   SHRT 20+YR TRE    74347X849   7,178  239,971  SH          DEFINED      1, 2    239,971

RESPONSYS INC                       COM          761248103   1,328  150,000  SH          DEFINED      1, 2    150,000

SOUTH JERSEY INDS INC               COM          838518108   1,443   25,951  SH          DEFINED      1, 2     25,951

SOUTHWEST GAS CORP                  COM          844895102   2,135   44,985  SH          DEFINED      1, 2     44,985

SOUTHWESTERN ENERGY CO              COM          845467109   4,349  116,715  SH          DEFINED      1, 2    116,715

SPDR GOLD TRUST                     COM          78463V107   1,424    9,221  SH          DEFINED      1, 2      9,221

TOWERS WATSON & CO                  CL A         891894107   3,967   57,221  SH          DEFINED      1, 2     57,221

UIL HLDG CORP                       COM          902748102   1,781   44,997  SH          DEFINED      1, 2     44,997

VERIFONE SYS INC                    COM          92342Y109   1,856   89,730  SH          DEFINED      1, 2     89,730


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